Goodwill (Tables)	12 Months Ended
Mar. 31, 2022
Intangible assets and goodwill [abstract]
Schedule of Reconciliation of Changes in Goodwill

	JPY (millions)
	For the Year Ended March 31
	2021	2022
Acquisition cost
As of beginning of the year	¥4,012,528	¥4,033,917
Acquisitions	—	35,159
Reclassification to assets held for sale (Note 19)	(144,836)	—
Foreign currency translation differences	166,225	338,673
As of end of the year	¥4,033,917	¥4,407,749

Carrying amount
As of beginning of the year	¥4,012,528	¥4,033,917
As of end of the year	4,033,917	4,407,749

	JPY (millions)
Acquisition cost	Software	Intangible assets associated with products	Other	Total
As of April 1, 2020	¥164,920	¥5,603,253	¥11,766	¥5,779,939
Additions and other increases	32,930	84,034	—	116,964
Disposals and other decreases	(10,659)	(106)	(1)	(10,766)
Reclassification to assets held for sale (Note 19)	(806)	(85,913)	—	(86,719)
Deconsolidation	(4)	—	—	(4)
Foreign currency translation differences	12,484	104,767	(179)	117,072
As of March 31, 2021	¥198,865	¥5,706,035	¥11,586	¥5,916,486
Additions and other increases	33,210	44,944	10	78,164
Acquisitions through business combinations	—	43,682	—	43,682
Disposals and other decreases	(62,078)	(80,911)	(48)	(143,037)
Deconsolidation	(604)	(2)	—	(606)
Foreign currency translation differences	13,385	527,070	6	540,461
As of March 31, 2022	¥182,778	¥6,240,818	¥11,554	¥6,435,150

Accumulated amortization and accumulated impairment losses
As of April 1, 2020	¥(78,560)	¥(1,529,583)	¥(435)	¥(1,608,578)
Amortization	(28,346)	(405,268)	—	(433,614)
Impairment losses	(39)	(16,596)	—	(16,635)
Disposals and other decreases	8,354	—	—	8,354
Reclassification to assets held for sale (Note 19)	531	39,260	—	39,791
Deconsolidation	(20)	—	—	(20)
Foreign currency translation differences	(5,314)	8,636	—	3,322
As of March 31, 2021	¥(103,394)	¥(1,903,551)	¥(435)	¥(2,007,380)
Amortization	(28,560)	(418,788)	(43)	(447,391)
Impairment losses	—	(67,721)	—	(67,721)
Reversal of impairment losses	—	13,595	—	13,595
Disposals and other decreases	61,393	43,635	16	105,044
Deconsolidation	604	—	—	604
Foreign currency translation differences	(6,677)	(206,631)	(49)	(213,357)
As of March 31, 2022	¥(76,634)	¥(2,539,461)	¥(510)	¥(2,616,606)

Carrying amount
As of April 1, 2020	86,360	4,073,670	11,331	4,171,361
As of March 31, 2021	95,471	3,802,484	11,151	3,909,106
As of March 31, 2022	106,143	3,701,357	11,044	3,818,544

Schedule of Discounted Cash Flows Model	Terminal growth rate and discount rate used in the discounted cash flow models for the impairment tests are as follows:

For the Year Ended March 31
2022
Terminal growth rate	0.0%
Discount rate (post-tax)	6.2%